                                              --------------------------------
                                             |           OMB APPROVAL         |
                                              --------------------------------
                                             |OMB Number:           3235-0006 |
                                             |Expires:        August 31, 2012 |
                                             |Estimated average burden        |
                                             |hours per response:.......23.5  |
                                              --------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Kohlberg Kravis Roberts & Co. L.P.
                 ----------------------------------
   Address:      9 West 57th Street, Suite 4200
                 ----------------------------------
                 New York, NY  10019
                 ----------------------------------

Form 13F File Number: 28-12880
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Sorkin
         -------------------------------
Title:   General Counsel
         -------------------------------
Phone:   (212) 750-8300
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ David Sorkin                New York, NY     August 15, 2011
   -------------------------------    -----------------   ---------------
           [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 59
                                        --------------------

Form 13F Information Table Value Total: $16,688,206
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    1         28-13533                     KKR Investment Management LLC
    ------       -----------------         ---------------------------------

Explanatory Notes:

Unless otherwise indicated, the positions reported herein are held by entities affiliated with Kohlberg Kravis Roberts & Co. L.P. ("KKR") that make minority investments in public securities and are not held by KKR's traditional private equity funds.

                           FORM 13F INFORMATION TABLE
                       KOHLBERG KRAVIS ROBERTS & CO. L.P.
                         FOR QUARTER ENDED JUNE 30, 2011

                                                                                                              Voting Authority
                                              Value                   SH/           Investment    Other   ------------------------
 Name of Issuer   Title of Class    CUSIP   (x $1000) Shrs or prn amt PRN  Put/Call Discretion   Managers Sole    Shared      None
---------------- ---------------- --------- --------- --------------- ---- -------- ------------ -------- ---- -------------- ----
ALLIANT
 TECHSYSTEMS INC NOTE 2.750% 9/1  018804AN4 7,278       7,250,000     PRN           SHARED-OTHER 1               7,250,000
AMGEN INC        NOTE 3/0         031162AL4 29,485     37,228,000     PRN           SHARED-OTHER 1              37,228,000
AMGEN INC        NOTE 3/0         031162AE0 154           197,000     PRN           SHARED-OTHER 1                 197,000
AVAGO
 TECHNOLOGIES
 LTD (a)         SHS              Y0486S104 685,133    18,029,826     SH            SHARED-OTHER                18,029,826
BIOMARIN
 PHARMACEUTICAL
 INC             NOTE 1.875% 4/2  09061GAD3 1,400       1,000,000     PRN           SHARED-OTHER 1               1,000,000
BLACKBOARD INC   NOTE 3.250% 7/0  091935AA4 11,773     11,769,000     PRN           SHARED-OTHER 1              11,769,000
BORGWARNER INC   NOTE 3.500% 4/1  099724AF3 15,600      6,500,000     PRN           SHARED-OTHER 1               6,500,000
BOSTON PPTYS
 LTD PARTNERSHIP NOTE 2.875% 2/1  10112RAK0 12,253     12,168,000     PRN           SHARED-OTHER 1              12,168,000
BROOKDALE SR
 LIVING INC      NOTE 2.750% 6/1  112463AA2 5,150       5,000,000     PRN           SHARED-OTHER 1               5,000,000
CHARLES RIV
 LABS INTL INC   NOTE 2.250% 6/1  159864AB3 2,277       2,161,000     PRN           SHARED-OTHER 1               2,161,000
CUBIST
 PHARMACEUTICALS
 INC             NOTE 2.500% 11/0 229678AD9 6,316       4,500,000     PRN           SHARED-OTHER 1               4,500,000
DEVELOPERS
 DIVERSIFIED
 REALTY          NOTE 3.000% 3/1  251591AS2 2,003       2,000,000     PRN           SHARED-OTHER 1               2,000,000
DOLLAR GEN CORP
 NEW (a)         COM              256677105 8,201,280 241,997,057(d)  SH            SHARED-OTHER               241,997,057(d)
EXPRESS INC      COM              30219E103 13,808        633,391     SH            SHARED-OTHER                   633,391
GENERAL MTRS CO  COM              37045V100 9,959         328,040     SH            SHARED-OTHER                   328,040

GENERAL MTRS CO  W EXP 07/10/201  37045V118 6,382         298,218     SH            SHARED-OTHER                   298,218
GENERAL MTRS CO  W EXP 07/10/201  37045V126 4,751         298,218     SH            SHARED-OTHER                   298,218
GENERAL MTRS CO  JR PFD CNV SRB   37045V209 36,394        746,700     SH            SHARED-OTHER                   746,700
GREAT PLAINS
 ENERGY INC      UNIT 06/15/2042  391164803 6,545         100,000     SH            SHARED-OTHER 1                 100,000
HCA HOLDINGS
 INC (a)         COM              40412C101 2,953,578  89,502,363     SH            SHARED-OTHER                89,502,363
HOSPITALITY
 PPTYS TR        DEBT 3.800% 3/1  44106MAK8 2,015       2,000,000     PRN           SHARED-OTHER 1               2,000,000
HOLOGIC INC      COM              436440101 6,192         307,000     SH   PUT      SHARED-OTHER 1                 307,000
INTEL CORP       COM              458140100 1,560          70,400     SH            SHARED-OTHER 1                  70,400
INVACARE CORP    SDCV 4.125% 2/0  461203AD3 7,508       5,250,000     PRN           SHARED-OTHER 1               5,250,000
KEMET CORP       NOTE 2.250% 11/1 488360AB4 1,000       1,000,000     PRN           SHARED-OTHER 1               1,000,000
JAZZ
 PHARMACEUTICALS
 INC (a)         COM              472147107 331,597     9,942,946     SH            SHARED-OTHER                 9,942,946
KINROSS GOLD
 CORP (e)        COM NO PAR       496902404 6,363         402,700     SH   PUT      SHARED-OTHER 1                 402,700
KINROSS GOLD
 CORP            NOTE 1.750% 3/1  496902AD9 4,290       4,290,000     PRN           SHARED-OTHER 1               4,290,000
KKR & CO L P DEL COM UNITS        48248M102 76,168      4,667,166     SH            SHARED-OTHER 1               4,667,166
L-3
 COMMUNICATIONS
 CORP            DEBT 3.000% 8/0  502413AW7 8,675       8,517,000     PRN           SHARED-OTHER 1               8,517,000
LEAR CORP        COM NEW          521865204 73              1,374     SH            SHARED-OTHER                     1,374
MEDTRONIC INC    DBCV 1.250% 9/1  585055AD8 292           293,000     PRN           SHARED-OTHER 1                 293,000
MARKET VECTORS
 ETF TR          GOLD MINER ETF   57060U100 3,668          67,200     SH            SHARED-OTHER 1                  67,200
MASCO CORP       NOTE 7/2         574599BB1 2,994       5,578,000     PRN           SHARED-OTHER 1               5,578,000
NIELSEN
 HOLDINGS
 N V (a)         COM              N63218106 1,743,059  55,938,988     SH            SHARED-OTHER                55,938,988

NXP
 SEMICONDUCTORS
 N V (a)         COM              N6596X109 1,569,410  58,713,443     SH            SHARED-OTHER                58,713,443
OWENS ILL INC    COM NEW          690768403 527            20,400     SH   PUT      SHARED-OTHER 1                  20,400
PPL CORP         UNIT 99/99/9999S 69351T114 1,646          30,000     SH            SHARED-OTHER 1                  30,000
PRIMEDIA INC (a) COM NEW          74157K846 183,390    26,012,715     SH            SHARED-OTHER                26,012,715
PROLOGIS         NOTE 2.250% 4/0  74340XAQ4 13,480     13,413,000     PRN           SHARED-OTHER 1              13,413,000
PROSHARES TR     SHRT 20+YR TRE   74347X849 936            22,000     SH            SHARED-OTHER 1                  22,000
ROCKWOOD HLDGS
 INC (a)         COM              774415103 395,205     7,147,859     SH            SHARED-OTHER                 7,147,859
RTI INTL METALS
 INC             NOTE 3.000% 12/0 74973WAA5 4,519       3,500,000     PRN           SHARED-OTHER 1               3,500,000
SALESFORCE COM
 INC             NOTE 0.750% 7/1  79466LAB0 10,267      5,746,000     PRN           SHARED-OTHER 1               5,746,000
SANDISK CORP     COM              80004C101 1,008          24,300     SH   PUT      SHARED-OTHER 1                  24,300
SEALY CORP (a)   COM              812139301 117,964    46,625,921     SH            SHARED-OTHER                46,625,921
SILVER STD RES
 INC  (b)        COM              82823L106 9,702         363,500     SH   PUT      SHARED-OTHER 1                 363,500
SPDR S&P 500
 ETF TR (c)      TR UNIT          78462F103 87,100        660,000     SH   PUT      SHARED-OTHER 1                 660,000
SPDR S&P 500
 ETF TR          TR UNIT          78462F103 4,117          31,200     SH            SHARED-OTHER 1                  31,200
SESI L L C       FRNT 1.500% 12/1 7812FAH7  2,035       2,000,000     PRN           SHARED-OTHER 1               2,000,000
SWEDISH EXPT
 CR CORP         MLCX GRN ETN23   870297215 126            20,000     SH   PUT      SHARED-OTHER 1                  20,000
TEXAS CAPITAL
 BANCSHARES INC  W EXP 01/16/201  88224Q115 209            14,000     SH            SHARED-OTHER 1                  14,000
TRANSOCEAN INC   NOTE 1.500% 12/1 893830AV1 23,838     23,946,000     PRN           SHARED-OTHER 1              23,946,000
TTM
 TECHNOLOGIES
 INC             NOTE 3.250% 5/1  87305RAC3 3,720       3,000,000     PRN           SHARED-OTHER 1               3,000,000
US BANCORP DEL   DBCV 9/2         902973AQ9 27,637     28,201,000     PRN           SHARED-OTHER 1              28,201,000

UNITED DOMINION
 REALTY TR IN    NOTE 3.625% 9/1  910197AM4 11,558     11,500,000     PRN           SHARED-OTHER 1              11,500,000
VORNADO RLTY L P DBCV 3.625%11/1  929043AE7 6,752       6,718,000     PRN           SHARED-OTHER 1               6,718,000
WEST
 PHARMACEUTICAL
 SVSC INC        SDCV 4.000% 3/1  955306AA3 2,710       2,850,000     PRN           SHARED-OTHER 1               2,850,000
ZHONE
 TECHNOLOGIES
 INC NEW (a)     COM NEW          98950P884 3,378       1,413,409     SH            SHARED-OTHER                 1,413,409

----------
(a) Position held by one or more entities engaged in KKR's private equity business.

(b) Includes three series of SILVER STD RES INC put options.

(c) Includes two series of SPDR S&P 500 ETF TR put options.

(d) Represents shares held by Buck Holdings, L.P., an investment vehicle jointly-owned by a consortium of KKR and other investors. KKR has a pro rata interest of 126,114,789 shares held by the investment vehicle.

(e) Includes two series of KINROSS GOLD CORP put options.